UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   90 Park Avenue
           New York, NY 10016
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Katherine K. Struk
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  212-972-8150
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Katherine K. Struk               New York, NY 10016               8/07/2003
----------------------               ------------------               ---------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          114
                                         -----------
Form 13F Information Table Value Total:     $113,534
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ----- ------ ------
AMERICAN INTL GROUP INC.       COMMON           026874107     2800  50742 N          SOLE             20757      0  29985
AMERICAN INTL GROUP INC.       COMMON           026874107      177   3200 N          OTHER                0      0   3200
AMGEN INC                      COMMON           031162100      129   1950 N          SOLE              1400      0    550
AMGEN INC                      COMMON           031162100      264   4000 N          OTHER                0      0   4000
AOL TIME WARNER                COMMON           00184A105      242  15050 N          SOLE             14750      0    300
AMERICAN EXPRESS CO            COMMON           025816109     1825  43660 N          SOLE                 0      0  43660
BANK OF AMERICA CORP           COMMON           060505104      215   2715 N          OTHER                0      0   2715
BALDOR ELECTRIC                COMMON           057741100     2689 130530 N          SOLE             38500      0  92030
BROWN-FORMAN INC CLASS A       COMMON           115637100      364   4521 N          SOLE                 0      0   4521
BROWN-FORMAN INC CLASS B       COMMON           115637209      283   3600 N          SOLE                 0      0   3600
BALLARD POWER SYSTEMS INC      COMMON           05858H104      172  12600 N          SOLE              3600      0   9000
BMC SOFTWARE                   COMMON           055921100      518  31750 N          SOLE              8000      0  23750
BP PLC ADR                     COMMON           055622104     3307  78711 N          SOLE             30663      0  48048
BP PLC ADR                     COMMON           055622104       80   1900 N          OTHER                0      0   1900
BEAR STEARNS COMPANIES INC     COMMON           073902108     1173  16200 N          SOLE              9900      0   6300
ANHEUSER-BUSCH COMPANY         COMMON           035229103     2259  44260 N          SOLE             16320      0  27940
ANHEUSER-BUSCH COMPANY         COMMON           035229103      214   4200 N          OTHER                0      0   4200
CONAGRA FOODS INC              COMMON           205887102     3673 155632 N          SOLE             48920      0 106712
CONAGRA FOODS INC              COMMON           205887102       47   2000 N          OTHER                0      0   2000
CATERPILLAR INC                COMMON           149123101      423   7600 N          SOLE              4300      0   3300
CATERPILLAR INC                COMMON           149123101      167   2000 N          OTHER                0      0   3000
CHUBB CORP                     COMMON           171232101     2087  34785 N          SOLE             13560      0  21225
C&D TECHNOLOGIES INC           COMMON           124661109      158  11000 N          SOLE              3600      0   7400
COLGATE-PALMOLIVE              COMMON           194162103      909  15691 N          SOLE                 0      0  15691
C S X CORP                     COMMON           126408103     2364  78555 N          SOLE             22455      0  56100
C S X CORP                     COMMON           126408103       90   3000 N          OTHER                0      0   3000
CHEVRONTEXACO CORP             COMMON           166764100     1729  23950 N          SOLE             10255      0  13695
CHEVRONTEXACO CORP             COMMON           166764100      116   1600 N          OTHER                0      0   1600
DOMINION RESOURCES             COMMON           25746U109      882  13723 N          SOLE              7283      0   6440
DIEBOLD INC                    COMMON           253651103     3782  87450 N          SOLE             28810      0  58640
DIEBOLD INC                    COMMON           253651103       56   1300 N          OTHER                0      0   1300
WALT DISNEY CO                 COMMON           254687106      473  23950 N          SOLE               170      0  23780
WALT DISNEY CO                 COMMON           254687106       71   3600 N          OTHER                0      0   3600
DUKE REALTY CORP               COMMON           264411505     1412  51245 N          SOLE             35545      0  15700
DUKE REALTY CORP               COMMON           264411505      138   5000 N          OTHER                0      0   5000
DARDEN RESTAURANTS             COMMON           237194105      233  12280 N          SOLE              8460      0   3820
DARDEN RESTAURANTS             COMMON           237194105       57   3000 N          OTHER                0      0   3000
DEVRY INC                      COMMON           251893103     2585 110980 N          SOLE             23995      0  86985
DEVON ENERGY CORP              COMMON           25179M103     1275  23880 N          SOLE             15330      0   8550
DEVON ENERGY CORP              COMMON           25179M103      150   2800 N          OTHER                0      0   2800
EMERSON ELECTRIC CO            COMMON           291011104     4005  78368 N          SOLE             32145      0  46223
EL PASO CORP                   COMMON           28336L109     1906 235950 N          SOLE             91550      0 144400
EL PASO CORP                   COMMON           28336L109      121  15000 N          OTHER                0      0  15000
EQUITY RESIDENTIAL PROPERT     COMMON           29476L107      830  31970 N          SOLE             23770      0   8200
EQUITY RESIDENTIAL PROPERT     COMMON           29476L107       52   2000 N          OTHER                0      0   2000
FEDEX CORPORATION              COMMON           31428X106     2821  45480 N          SOLE             16550      0  28930
FEDEX CORPORATION              COMMON           31428X106      198   3200 N          OTHER                0      0   3200
GILLETTE COMPANY               COMMON           375766102     2574  80783 N          SOLE             20400      0  60383
GILLETTE COMPANY               COMMON           375766102       67   2100 N          OTHER                0      0   2100
GENERAL DYNAMICS CORP          COMMON           369550108     2615  36075 N          SOLE             10500      0  25575
GENERAL DYNAMICS CORP          COMMON           369550108      174   2400 N          OTHER                0      0   2400
GENERAL ELECTRIC               COMMON           369604103      646  22528 N          SOLE                 0      0  22528
GENERAL ELECTRIC               COMMON           369604103      158   5500 N          OTHER                0      0   5500
HERSHEY FOODS CORP.            COMMON           427866108     2598  37300 N          SOLE             11570      0  25730
HERSHEY FOODS CORP.            COMMON           427866108       34    500 N          OTHER                0      0    500
INTEL CORP                     COMMON           458140100       60   2860 N          SOLE                 0      0   2860
INTEL CORP                     COMMON           458140100      174   8350 N          OTHER                0      0   8350
ILLINOIS TOOL WORKS INC        COMMON           452308109     1351  20525 N          SOLE             11995      0   8530
ILLINOIS TOOL WORKS INC        COMMON           452308109      329   5000 N          OTHER                0      0   5000
JOHNSON & JOHNSON              COMMON           478160104     5047  97608 N          SOLE             37984      0  59624
JOHNSON & JOHNSON              COMMON           478160104      338   6544 N          OTHER                0      0   6544
JEFFERSON PILOT CORP           COMMON           475070108     2178  52525 N          SOLE             16600      0  35925
LEHMAN BROTHERS HOLDINGS I     COMMON           524908100     1418  21335 N          SOLE              7410      0  13925
LILLY, ELI & CO                COMMON           532457108      524   7600 N          SOLE                 0      0   7600
LOCKHEED MARTIN CORP.          COMMON           539830109      774  16275 N          SOLE             13460      0   2815
LINCOLN NATIONAL CORP          COMMON           534187109     1877  52685 N          SOLE             30470      0  22215
LUCENT TECHNOLOGIES            COMMON           549463107      127  62530 N          SOLE             51980      0  10550
LUCENT TECHNOLOGIES            COMMON           549463107        9   4500 N          OTHER                0      0   4500
MCDONALD'S CORP                COMMON           580135101      941  42670 N          SOLE             17320      0  25350
MEDTRONIC INC                  COMMON           585055106     1692  35275 N          SOLE             22060      0  13215
MEDTRONIC INC                  COMMON           585055106      115   2400 N          OTHER                0      0   2400
MERRILL LYNCH & COMPANY        COMMON           590188108      604  12945 N          SOLE              8635      0   4310
3M CO                          COMMON           88579Y101      232   1800 N          SOLE                 0      0   1800
MOLEX INC                      COMMON           608554101     4148 153731 N          SOLE             46541      0 107190
MOLEX INC                      COMMON           608554101      108   4000 N          OTHER                0      0   4000
MERCK & CO INC                 COMMON           589331107     2228  36790 N          SOLE             10100      0  26690
MERCK & CO INC                 COMMON           589331107      200   3300 N          OTHER                0      0   3300
NATIONAL CITY CORP             COMMON           635405103      357  10900 N          SOLE              6200      0   4700
NCR CORP.                      COMMON           62886E108     2353  91840 N          SOLE             29440      0  62400
NORFOLK SOUTHERN CORP.         COMMON           655844108     2116 110220 N          SOLE             30005      0  80215
ORACLE CORP                    COMMON           68389X105      303  25200 N          SOLE              6000      0  19200
ORACLE CORP                    COMMON           68389X105       60   5000 N          OTHER                0      0   5000
PAYCHEX INC                    COMMON           704326107      225   7677 N          SOLE              1000      0   6677
PEPSICO INC                    COMMON           713448108     4360  97947 N          SOLE             36685      0  61262
PEPSICO INC                    COMMON           713448108      267   6000 N          OTHER                0      0   6000
POST PROPERTIES INC            COMMON           737464107      277  10445 N          SOLE              5660      0   4785
ROYAL DUTCH PETROLEUM          COMMON           780257804      359   7700 N          SOLE               500      0   7200
TRANSOCEAN INC                 COMMON           G90078109      329  14973 N          SOLE             14973      0      0
TRANSOCEAN INC                 COMMON           G90078109       44   2000 N          OTHER                0      0   2000
RAYTHEON CO                    COMMON           755111507     3001  91380 N          SOLE             33680      0  57700
RAYTHEON CO                    COMMON           755111507      154   4700 N          OTHER                0      0   4700
SBC COMMUNICATIONS INC.        COMMON           78387G103     2158  84455 N          SOLE             38595      0  45860
SBC COMMUNICATIONS INC.        COMMON           78387G103       51   2000 N          OTHER                0      0   2000
SHERWIN-WILLIAMS CO            COMMON           824348106      820  30500 N          SOLE              7130      0  23370
SPINNAKER EXPLORATION CO       COMMON           84855W109      454  17315 N          SOLE             12630      0   4685
SPINNAKER EXPLORATION CO       COMMON           84855W109       66   2500 N          OTHER                0      0   2500
SONOCO PRODUCTS CO             COMMON           835495102      543  22586 N          SOLE                 0      0  22586
SUNTRUST BANKS INC             COMMON           867914103      614  10350 N          SOLE                 0      0  10350
TOKHEIM 'C' WARRANTS           COMMON           889073136        0  10000 N          SOLE             10000      0      0
UNION PACIFIC CORP             COMMON           907818108     2420  41705 N          SOLE             13100      0  28605
UNION PACIFIC CORP             COMMON           907818108      162   2800 N          OTHER                0      0   2800
U.S. BANCORP                   COMMON           902973304     1257  51291 N          SOLE             32033      0  19258
U.S. BANCORP                   COMMON           902973304       77   3162 N          OTHER                0      0   3162
VERIZON COMMUNICATIONS         COMMON           92343V104     3232  81925 N          SOLE             32520      0  49405
VERIZON COMMUNICATIONS         COMMON           92343V104       92   2330 N          OTHER                0      0   2330
WALGREEN CO.                   COMMON           931422109      241   8000 N          SOLE              1000      0   7000
WACHOVIA CORP                  COMMON           929903102      555  13888 N          SOLE              6600      0   7288
WACHOVIA CORP                  COMMON           929903102      104   2600 N          OTHER                0      0   2600
WENDY'S INTERNATIONAL INC      COMMON           950590109      441  15225 N          SOLE             12275      0   2950
WENDY'S INTERNATIONAL INC      COMMON           950590109       95   3300 N          OTHER                0      0   3300
WILLIAMS COS INC               COMMON           969457100      158  20000 N          SOLE             10000      0  10000
WYETH                          COMMON           983024100      510  11200 N          SOLE                 0      0  11200
EXXON MOBIL CORPORATION        COMMON           30231G102     2344  65292 N          SOLE             21200      0  44092
EXXON MOBIL CORPORATION        COMMON           30231G102       74   2056 N          OTHER                0      0   2056